UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended October 31, 2025:
  John Hancock ESG Large Cap Core Fund
  John Hancock Global Environmental Opportunities Fund
  John Hancock International Dynamic Growth Fund

John Hancock ESG Large Cap Core Fund
Class A/JHJAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class A/JHJAX)	$117	1.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class A/JHJAX) returned 11.17% (excluding sales charges) for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.

TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class A/JHJAX)	5.61%	12.15%	12.05%
ESG Large Cap Core Fund (Class A/JHJAX)—excluding sales charge	11.17%	13.30%	12.67%
S&P 500 Index	21.45%	17.64%	15.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947144
467A-A
10/25
12/25
John Hancock ESG Large Cap Core Fund

John Hancock ESG Large Cap Core Fund
Class C/JHJCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class C/JHJCX)	$196	1.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class C/JHJCX) returned 10.35% (excluding sales charges) for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.

TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class C/JHJCX)	9.35%	12.46%	11.83%
ESG Large Cap Core Fund (Class C/JHJCX)—excluding sales charge	10.35%	12.46%	11.83%
S&P 500 Index	21.45%	17.64%	15.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947144

467A-C

10/25

12/25

John Hancock ESG Large Cap Core Fund

John Hancock ESG Large Cap Core Fund
Class I/JHJIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class I/JHJIX)	$91	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class I/JHJIX) returned 11.43% for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.

TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class I/JHJIX)	11.43%	13.59%	12.95%
S&P 500 Index	21.45%	17.64%	15.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947144

467A-I

10/25

12/25

John Hancock ESG Large Cap Core Fund

John Hancock ESG Large Cap Core Fund
Class R6/JHJRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class R6/JHJRX)	$80	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class R6/JHJRX) returned 11.57% for the year ended October 31, 2025. U.S. large-cap equities were resilient, rebounding swiftly from a first-half sell-off on the strength of robust corporate earnings and renewed investor optimism. Defensive sectors remained out of favor, while market participants gravitated toward growth-oriented businesses.
TOP PERFORMANCE CONTRIBUTORS
Information technology | IT stocks soared due to the boom in artificial intelligence (AI)-related spending. NVIDIA Corp. continued its positive performance, as its products remain the backbone of AI systems. Meanwhile, Microsoft Corp. gained from the integration of AI into its cloud offerings.
Communication services | This sector rallied amid strong demand for digital advertising and content streaming. Alphabet, Inc., parent company of Google, notably benefited from robust advertising revenue and improvements in its AI business, while video-streaming firm Netflix, Inc. saw growth in subscribers and improved pricing power. In addition, audio provider Spotify Technology SA gained as the company expanded its user base and enjoyed success in monetizing its podcasts and premium services.

TOP PERFORMANCE DETRACTORS
Health care | Stocks in this sector lagged due to political pressures to lower drug prices and greater uncertainty about regulations. These factors weighed on investor sentiment, even as most health care companies reported solid fundamentals. Insurer UnitedHealth Group, Inc. struggled amid higher costs and weaker pricing, while Danish pharmaceutical company Novo Nordisk A/S faced competitive pressures and questions about the sustainability of growth surrounding its GLP-1 drugs.
Materials | Stocks in the materials sector struggled to gain traction, reflecting soft global demand and ongoing economic uncertainty. Companies such Avery Dennison Corp., a provider of branding and information solutions, and International Flavors & Fragrances, Inc., which develops ingredients for food, beverage and other products, encountered pressure amid muted demand.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class R6/JHJRX)	11.57%	13.71%	13.08%
S&P 500 Index	21.45%	17.64%	15.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$122,408,543
Total number of portfolio holdings	66
Total advisory fees paid (net)	$494,553
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Microsoft Corp.	8.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
The TJX Companies, Inc.	2.6%
Costco Wholesale Corp.	2.5%
Netflix, Inc.	2.1%
ServiceNow, Inc.	2.1%
Mastercard, Inc., Class A	2.0%
Bank of America Corp.	2.0%

Sector Composition
Information technology	36.6%
Financials	12.2%
Industrials	10.5%
Consumer discretionary	9.5%
Communication services	8.8%
Health care	8.1%
Consumer staples	5.5%
Materials	3.5%
Utilities	2.4%
Real estate	2.2%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947144

467A-R6

10/25

12/25

John Hancock ESG Large Cap Core Fund

John Hancock Global Environmental Opportunities Fund
Class A/JABZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$125	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class A/JABZX) returned 7.03% (excluding sales charges) for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.

TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class A/JABZX)	1.64%	2.09%
Global Environmental Opportunities Fund (Class A/JABZX)—excluding sales charge	7.03%	3.33%
MSCI ACWI	22.64%	10.12%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947130

482A-A

10/25

12/25

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class C/JABYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$202	1.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class C/JABYX) returned 6.20% (excluding sales charges) for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.

TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class C/JABYX)	5.21%	2.55%
Global Environmental Opportunities Fund (Class C/JABYX)—excluding sales charge	6.20%	2.55%
MSCI ACWI	22.64%	10.12%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947130

482A-C

10/25

12/25

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class I/JABVX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$99	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class I/JABVX) returned 7.27% for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.

TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class I/JABVX)	7.27%	3.57%
MSCI ACWI	22.64%	10.12%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947130

482A-I

10/25

12/25

John Hancock Global Environmental Opportunities Fund

John Hancock Global Environmental Opportunities Fund
Class R6/JACDX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$88	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class R6/JACDX) returned 7.28% for the year ended October 31, 2025. Global equities delivered strong gains, particularly in the U.S., supported by easing inflation, robust technology sector earnings and renewed optimism around artificial intelligence (AI). Growth stocks, especially in information technology, significantly outperformed value stocks.
On the macroeconomic front, inflation trended downward, and global growth remained steady, though uncertainty persisted around political events, government budgets, and trade agreements, particularly U.S.-China trade negotiations, which saw progress late in the period.
TOP PERFORMANCE CONTRIBUTORS
Energy Efficiency | The fund’s holdings in this segment were driven by a rebound in the semiconductor sector following the de-escalation of U.S.-China tariff tensions and a strong outlook for memory capital expenditures to support AI growth. Within Industrial Efficiency, ASML Holding NV, Siemens AG, Tokyo Electron, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. led the way. In Building Efficiency, robust demand trends drove strong performance from Legrand SA and Trane Technologies PLC.
Renewable Energy | Electrical grid companies Terna - Rete Elettrica Nazionale and Quanta Services, Inc. benefited from a favorable outlook for utility-scale solar demand and electrical grid investments. Additionally, Hitachi, Ltd., our most recent portfolio addition, contributed positively.
Dematerialized Economy | This segment, representing the software portion of the portfolio, benefited from easing U.S.-China trade tensions. Positive contributions came from Cadence Design Systems, Inc. in electronic design automation (EDA) and U.S. software names like PTC, Inc. and Autodesk, Inc.

TOP PERFORMANCE DETRACTORS
Sustainable Agriculture & Forestry | This segment was the only detractor, impacted by softer U.S. consumer demand. Individual detractors included Symrise AG, Givaudan SA, and DSM-Firmenich AG, all fragrance and flavor suppliers to the cosmetics, food and related industries.
Weakness in specific holdings | EDA software firm Synopsys, Inc. experienced its sharpest single-day share price decline following third-quarter 2025 results that missed expectations and caused the company to lower its full-year guidance due to weakness in its design intellectual property segment. Carrier Global Corp., a provider of heating, ventilation and air conditioning (HVAC) products, declined due to a severe and persistent downturn in the residential HVAC market in North America and Europe which caused the company to reduce financial guidance several times.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class R6/JACDX)	7.28%	3.67%
MSCI ACWI	22.64%	10.12%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$109,012,584
Total number of portfolio holdings	45
Total advisory fees paid (net)	$385,082
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.7%
Schneider Electric SE	3.6%
Trane Technologies PLC	3.6%
Cadence Design Systems, Inc.	3.3%
Quanta Services, Inc.	3.3%
Eaton Corp. PLC	3.3%
Legrand SA	3.2%
Agilent Technologies, Inc.	3.1%
Siemens AG	3.1%
Autodesk, Inc.	3.0%

Sector Composition
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 16, 2025.
This is a summary of certain changes to the fund since 11-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947130

482A-R6

10/25

12/25

John Hancock Global Environmental Opportunities Fund

John Hancock International Dynamic Growth Fund
Class A/JIJAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$132	1.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class A/JIJAX) returned 24.31% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.

TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class A/JIJAX)	18.08%	10.31%	12.52%
International Dynamic Growth Fund (Class A/JIJAX)—excluding sales charge	24.31%	11.45%	13.41%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Class A shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947120

474A-A

10/25

12/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class C/JIJCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$216	1.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class C/JIJCX) returned 23.44% (excluding sales charges) for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.

TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class C/JIJCX)	22.44%	10.63%	12.58%
International Dynamic Growth Fund (Class C/JIJCX)—excluding sales charge	23.44%	10.63%	12.58%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Class C shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947120

474A-C

10/25

12/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class I/JIJIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$104	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class I/JIJIX) returned 24.69% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.

TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class I/JIJIX)	24.69%	11.75%	13.71%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Class I shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947120

474A-I

10/25

12/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class NAV
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$91	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class NAV) returned 24.81% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.

TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class NAV)	24.81%	11.86%	13.84%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947120

474A-NAV

10/25

12/25

John Hancock International Dynamic Growth Fund

John Hancock International Dynamic Growth Fund
Class R6/JIJRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$92	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Dynamic Growth Fund (Class R6/JIJRX) returned 24.82% for the year ended October 31, 2025. The most significant factor affecting fund performance during the period was the strong performance of non-U.S. equity markets, which resulted from a combination of improving earnings momentum, attractive relative valuations, the continued build-out of generative AI, and a decline in the U.S. dollar.
TOP PERFORMANCE CONTRIBUTORS
Fujikura, Ltd. | Japanese electrical equipment manufacturer benefited from strong AI-related demand for its fiber-optic and connectivity products.
Mitsubishi Heavy Industries, Ltd. | The Japanese industrial company, which manufactures power generation equipment, was the beneficiary of increased demand for energy to power data centers driving the AI boom.
Rolls-Royce Holdings PLC | British aerospace and defense company experienced robust earnings growth thanks to several defense contract and power generation wins.

TOP PERFORMANCE DETRACTORS
On Holding AG | German sports apparel maker fell amid economic uncertainty and increased competition in the global sportswear industry.
LVMH Moet Hennessy Louis Vuitton SE | France-based luxury goods maker reported weaker-than-expected earnings due to tariffs and slumping demand, leading the fund managers to sell the stock.
Teva Pharmaceutical Industries, Ltd. | Disappointing revenue and earnings forecasts weighed on the Israeli drugmaker’s stock price.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class R6/JIJRX)	24.82%	11.86%	13.82%
MSCI ACWI ex USA Index	24.93%	11.18%	8.26%
MSCI ACWI ex USA Growth Index	21.77%	7.11%	7.84%

Class R6 shares were first offered 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,901,756,662
Total number of portfolio holdings	48
Total advisory fees paid (net)	$14,316,391
Portfolio turnover rate	135%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.9%
Fujikura, Ltd.	5.5%
Mitsubishi Heavy Industries, Ltd.	5.2%
Siemens Energy AG	4.9%
Rolls-Royce Holdings PLC	4.1%
Tencent Holdings, Ltd.	3.8%
Shopify, Inc., Class A	3.7%
Societe Generale SA	3.6%
SK Hynix, Inc.	3.4%
Barclays PLC	3.1%

Sector Composition
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947120

474A-R6

10/25

12/25

John Hancock International Dynamic Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $151,125 and $148,447 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, a software licensing fee and reviews related to supplemental regulatory filings. Amounts billed to the registrant were $15,174 and $2,051 for fiscal years ended October 31, 2025 and October 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $17,062 and $14,436 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,108 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $566,059 for the fiscal year ended October 31, 2025 and $840,627 for the fiscal year ended October 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2025 for the following funds:

  John Hancock ESG Large Cap Core Fund

  John Hancock Global Environmental Opportunities Fund

  John Hancock International Dynamic Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
ESG Large Cap Core Fund
U.S. equity
October 31, 2025

John Hancock
ESG Large Cap Core Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ESG LARGE CAP CORE FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 99.3%		$121,546,483
(Cost $66,797,013)
Communication services 8.8%		10,695,285
Entertainment 3.8%
Netflix, Inc. (A)	2,320	2,595,755
Spotify Technology SA (A)	3,036	1,989,552
Interactive media and services 5.0%
Alphabet, Inc., Class A	21,729	6,109,978
Consumer discretionary 9.5%		11,588,671
Broadline retail 1.0%
MercadoLibre, Inc. (A)	528	1,228,793
Hotels, restaurants and leisure 3.1%
Booking Holdings, Inc.	324	1,645,188
Chipotle Mexican Grill, Inc. (A)	29,038	920,214
Marriott International, Inc., Class A	4,470	1,164,793
Specialty retail 4.8%
AutoZone, Inc. (A)	410	1,506,516
The Home Depot, Inc.	3,360	1,275,422
The TJX Companies, Inc.	22,349	3,131,989
Textiles, apparel and luxury goods 0.6%
Lululemon Athletica, Inc. (A)	4,197	715,756
Consumer staples 5.5%		6,739,520
Consumer staples distribution and retail 3.4%
Costco Wholesale Corp.	3,327	3,032,394
Sysco Corp.	15,698	1,166,047
Household products 0.8%
The Procter & Gamble Company	6,518	980,112
Personal care products 1.3%
Unilever PLC, ADR	25,934	1,560,967
Financials 12.2%		14,897,553
Banks 4.0%
Bank of America Corp.	45,229	2,417,490
Fifth Third Bancorp	25,097	1,044,537
The PNC Financial Services Group, Inc.	7,439	1,357,989
Capital markets 1.4%
Intercontinental Exchange, Inc.	11,602	1,697,257
Consumer finance 0.9%
Ally Financial, Inc.	29,004	1,130,286
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG LARGE CAP CORE FUND	2

	Shares	Value
Financials (continued)
Financial services 3.5%
Mastercard, Inc., Class A	4,555	$2,514,314
Visa, Inc., Class A	5,306	1,807,966
Insurance 2.4%
Aflac, Inc.	7,609	815,609
Arthur J. Gallagher & Company	2,747	685,349
The Progressive Corp.	6,926	1,426,756
Health care 8.1%		9,956,077
Biotechnology 1.3%
Vertex Pharmaceuticals, Inc. (A)	3,651	1,553,756
Health care equipment and supplies 3.3%
Alcon, Inc.	8,395	620,307
Boston Scientific Corp. (A)	10,833	1,091,100
Intuitive Surgical, Inc. (A)	1,808	965,978
Stryker Corp.	4,009	1,428,166
Health care providers and services 0.6%
UnitedHealth Group, Inc.	2,268	774,658
Life sciences tools and services 1.0%
Thermo Fisher Scientific, Inc.	2,099	1,190,952
Pharmaceuticals 1.9%
AstraZeneca PLC, ADR	20,918	1,723,643
Novo Nordisk A/S, ADR	12,283	607,517
Industrials 10.5%		12,867,283
Building products 1.3%
Trane Technologies PLC	3,515	1,577,005
Construction and engineering 1.1%
Quanta Services, Inc.	2,883	1,294,842
Electrical equipment 1.8%
Eaton Corp. PLC	5,835	2,226,403
Ground transportation 1.9%
JB Hunt Transport Services, Inc.	4,999	844,131
Union Pacific Corp.	6,807	1,500,059
Machinery 0.7%
Xylem, Inc.	6,144	926,822
Professional services 0.7%
Verisk Analytics, Inc.	3,958	865,852
Trading companies and distributors 3.0%
Ferguson Enterprises, Inc.	7,079	1,759,132
United Rentals, Inc.	2,150	1,873,037
3	JOHN HANCOCK ESG LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology 36.6%		$44,844,135
IT services 1.1%
Accenture PLC, Class A	5,459	1,365,296
Semiconductors and semiconductor equipment 15.1%
Applied Materials, Inc.	6,620	1,543,122
ASML Holding NV, NYRS	1,672	1,771,033
NVIDIA Corp.	59,697	12,088,046
NXP Semiconductors NV	6,807	1,423,480
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5,613	1,686,314
Software 14.0%
Cadence Design Systems, Inc. (A)	2,559	866,708
Intuit, Inc.	2,457	1,640,170
Microsoft Corp.	18,802	9,735,864
Palo Alto Networks, Inc. (A)	10,680	2,352,163
ServiceNow, Inc. (A)	2,747	2,525,262
Technology hardware, storage and peripherals 6.4%
Apple, Inc.	29,022	7,846,677
Materials 3.5%		4,319,589
Chemicals 2.8%
Ecolab, Inc.	6,347	1,627,371
International Flavors & Fragrances, Inc.	10,748	676,802
Linde PLC	2,764	1,156,181
Containers and packaging 0.7%
Avery Dennison Corp.	4,913	859,235
Real estate 2.2%		2,713,636
Industrial REITs 0.7%
Prologis, Inc.	6,636	823,461
Real estate management and development 0.8%
Jones Lang LaSalle, Inc. (A)	3,123	952,796
Specialized REITs 0.7%
Equinix, Inc.	1,108	937,379
Utilities 2.4%		2,924,734
Electric utilities 1.2%
NextEra Energy, Inc.	18,118	1,474,805
Multi-utilities 0.7%
CMS Energy Corp.	11,311	831,924
Water utilities 0.5%
American Water Works Company, Inc.	4,812	618,005

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG LARGE CAP CORE FUND	4

	Yield (%)	Shares	Value
Short-term investments 0.8%			$1,027,412
(Cost $1,027,412)
Short-term funds 0.8%			1,027,412
Federated Government Obligations Fund, Institutional Class	3.9914(B)	1,027,412	1,027,412

Total investments (Cost $67,824,425) 100.1%	$122,573,895
Other assets and liabilities, net (0.1%)	(165,352)
Total net assets 100.0%	$122,408,543

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $67,983,429. Net unrealized appreciation aggregated to $54,590,466, of which $57,459,068 related to gross unrealized appreciation and $2,868,602 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 10-31-25:
United States	84.9%
Ireland	4.2%
United Kingdom	2.7%
Netherlands	2.6%
Sweden	1.6%
Taiwan	1.4%
Uruguay	1.0%
Other countries	1.6%
TOTAL	100.0%
5	JOHN HANCOCK ESG LARGE CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $67,824,425)	$122,573,895
Dividends and interest receivable	57,731
Receivable for fund shares sold	27,530
Receivable from affiliates	819
Other assets	35,929
Total assets	122,695,904
Liabilities
Payable for fund shares repurchased	92,788
Payable to affiliates
Accounting and legal services fees	4,292
Transfer agent fees	10,526
Other liabilities and accrued expenses	179,755
Total liabilities	287,361
Net assets	$122,408,543
Net assets consist of
Paid-in capital	$52,168,972
Total distributable earnings (loss)	70,239,571
Net assets	$122,408,543

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($32,846,220 ÷ 1,311,529 shares)[1]	$25.04
Class C ($4,218,584 ÷ 176,613 shares)[1]	$23.89
Class I ($74,298,810 ÷ 2,953,766 shares)	$25.15
Class R6 ($11,044,929 ÷ 438,454 shares)	$25.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	6

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$1,451,104
Less foreign taxes withheld	(8,970)
Total investment income	1,442,134
Expenses
Investment management fees	988,273
Distribution and service fees	122,894
Accounting and legal services fees	25,569
Transfer agent fees	134,676
Trustees’ fees	3,840
Custodian fees	40,916
State registration fees	73,306
Printing and postage	126,483
Professional fees	206,196
Other	20,627
Total expenses	1,742,780
Less expense reductions	(493,720)
Net expenses	1,249,060
Net investment income	193,074
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	17,685,305
17,685,305
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(3,880,959)
(3,880,959)
Net realized and unrealized gain	13,804,346
Increase in net assets from operations	$13,997,420
7	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$193,074	$465,142
Net realized gain	17,685,305	13,686,583
Change in net unrealized appreciation (depreciation)	(3,880,959)	20,733,343
Increase in net assets resulting from operations	13,997,420	34,885,068
Distributions to shareholders
From earnings
Class A	(2,771,127)	(152,732)
Class C	(438,464)	—
Class I	(8,427,393)	(589,157)
Class R6	(1,104,118)	(90,209)
Total distributions	(12,741,102)	(832,098)
From fund share transactions	(23,341,683)	(3,588,819)
Total increase (decrease)	(22,085,365)	30,464,151
Net assets
Beginning of year	144,493,908	114,029,757
End of year	$122,408,543	$144,493,908
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	8

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$24.68	$18.87	$17.70	$22.34	$15.63
Net investment income (loss)[1]	(0.01)	0.04	0.09	0.05	—[2]
Net realized and unrealized gain (loss) on investments	2.57	5.88	1.16	(4.04)	7.09
Total from investment operations	2.56	5.92	1.25	(3.99)	7.09
Less distributions
From net investment income	(0.02)	(0.11)	(0.08)	—[2]	(0.05)
From net realized gain	(2.18)	—	—	(0.65)	(0.33)
Total distributions	(2.20)	(0.11)	(0.08)	(0.65)	(0.38)
Net asset value, end of period	$25.04	$24.68	$18.87	$17.70	$22.34
Total return (%)[3,4]	11.17	31.49	7.10	(18.36)	46.10
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$32	$25	$22	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49	1.33	1.31	1.26	1.30
Expenses including reductions	1.11	1.12	1.12	1.12	1.15
Net investment income (loss)	(0.03)	0.18	0.46	0.25	0.01
Portfolio turnover (%)	18	30	12	16	14[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes merger activity.
9	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$23.79	$18.23	$17.15	$21.82	$15.34
Net investment loss[1]	(0.17)	(0.13)	(0.05)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	2.45	5.69	1.13	(3.93)	6.95
Total from investment operations	2.28	5.56	1.08	(4.02)	6.81
Less distributions
From net realized gain	(2.18)	—	—	(0.65)	(0.33)
Net asset value, end of period	$23.89	$23.79	$18.23	$17.15	$21.82
Total return (%)[2,3]	10.35	30.50	6.30	(18.96)	45.03
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$4	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.24	2.08	2.06	2.01	2.05
Expenses including reductions	1.86	1.87	1.87	1.87	1.90
Net investment loss	(0.77)	(0.57)	(0.29)	(0.50)	(0.73)
Portfolio turnover (%)	18	30	12	16	14[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	10

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$24.78	$18.94	$17.77	$22.41	$15.67
Net investment income[1]	0.05	0.10	0.14	0.10	0.06
Net realized and unrealized gain (loss) on investments	2.57	5.90	1.16	(4.04)	7.10
Total from investment operations	2.62	6.00	1.30	(3.94)	7.16
Less distributions
From net investment income	(0.07)	(0.16)	(0.13)	(0.05)	(0.09)
From net realized gain	(2.18)	—	—	(0.65)	(0.33)
Total distributions	(2.25)	(0.16)	(0.13)	(0.70)	(0.42)
Net asset value, end of period	$25.15	$24.78	$18.94	$17.77	$22.41
Total return (%)[2]	11.43	31.82	7.35	(18.13)	46.49
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$95	$75	$108	$164
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.08	1.06	1.01	1.05
Expenses including reductions	0.86	0.87	0.87	0.87	0.90
Net investment income	0.23	0.43	0.73	0.49	0.28
Portfolio turnover (%)	18	30	12	16	14[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
11	JOHN HANCOCK ESG Large Cap Core Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$24.81	$18.96	$17.79	$22.44	$15.69
Net investment income[1]	0.08	0.12	0.15	0.12	0.07
Net realized and unrealized gain (loss) on investments	2.58	5.91	1.17	(4.05)	7.11
Total from investment operations	2.66	6.03	1.32	(3.93)	7.18
Less distributions
From net investment income	(0.10)	(0.18)	(0.15)	(0.07)	(0.10)
From net realized gain	(2.18)	—	—	(0.65)	(0.33)
Total distributions	(2.28)	(0.18)	(0.15)	(0.72)	(0.43)
Net asset value, end of period	$25.19	$24.81	$18.96	$17.79	$22.44
Total return (%)[2]	11.57	31.97	7.47	(18.07)	46.63
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$12	$9	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	0.97	0.95	0.91	0.94
Expenses including reductions	0.76	0.76	0.76	0.76	0.79
Net investment income	0.34	0.53	0.80	0.61	0.37
Portfolio turnover (%)	18	30	12	16	14[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ESG Large Cap Core Fund	12

Notes to financial statements
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
At its meeting held on June 24-26, 2025, the Board of Trustees voted to recommend that the shareholders of the fund approve a reorganization, that is expected to be tax-free, of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust. Shareholders of record as of September 11, 2025, were entitled to vote on the reorganization. A shareholder meeting was held on December 10, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
13	JOHN HANCOCK ESG Large Cap Core Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $713.
| JOHN HANCOCK ESG Large Cap Core Fund	14

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$338,039	$832,098
Long-term capital gains	12,403,063	—
Total	$12,741,102	$832,098
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $71,949 of undistributed ordinary income and $15,577,156 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
15	JOHN HANCOCK ESG Large Cap Core Fund |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$119,489
Class C	16,753
Class I	311,429
Class	Expense reduction
Class R6	$46,049
Total	$493,720

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.38% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK ESG Large Cap Core Fund	16

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,321 for the year ended October 31, 2025. Of this amount, $2,461 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $12,860 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $282 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$78,282	$35,021
Class C	44,612	4,992
Class I	—	94,041
Class R6	—	622
Total	$122,894	$134,676
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
17	JOHN HANCOCK ESG Large Cap Core Fund |

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,200,000	3	4.86	$(1,296)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	167,270	$3,760,772	232,594	$5,317,531
Distributions reinvested	120,473	2,764,858	7,182	152,410
Repurchased	(269,053)	(6,269,433)	(294,745)	(6,759,803)
Net increase (decrease)	18,690	$256,197	(54,969)	$(1,289,862)
Class C shares
Sold	18,559	$417,856	26,682	$593,792
Distributions reinvested	19,903	438,464	—	—
Repurchased	(67,846)	(1,533,798)	(33,736)	(744,865)
Net decrease	(29,384)	$(677,478)	(7,054)	$(151,073)
Class I shares
Sold	680,628	$15,665,226	1,062,305	$24,677,307
Distributions reinvested	365,599	8,408,763	27,660	587,774
Repurchased	(1,939,715)	(45,471,442)	(1,222,604)	(27,541,798)
Net decrease	(893,488)	$(21,397,453)	(132,639)	$(2,276,717)
Class R6 shares
Sold	116,632	$2,729,451	133,255	$3,106,098
Distributions reinvested	47,984	1,104,118	4,243	90,209
Repurchased	(223,974)	(5,356,518)	(131,304)	(3,067,474)
Net increase (decrease)	(59,358)	$(1,522,949)	6,194	$128,833
Total net decrease	(963,540)	$(23,341,683)	(188,468)	$(3,588,819)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $23,965,370 and $59,234,188, respectively, for the year ended October 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
| JOHN HANCOCK ESG Large Cap Core Fund	18

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 10—Subsequent event
On December 10, 2025, the shareholders of the fund voted to approve a tax-free reorganization of the fund into John Hancock Fundamental Large Cap Core Fund, also a series of the Trust, which will occur on or about January 9, 2026.
19	JOHN HANCOCK ESG Large Cap Core Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock ESG Large Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock ESG Large Cap Core Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $14,461,108 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK ESG LARGE CAP CORE FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Trillium Asset Management, LLC (the Subadvisor), for John Hancock ESG Large Cap Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.  Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK ESG LARGE CAP CORE FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and the peer group median for the one-, three-, and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and the peer group median for the one-, three-, and five-year periods including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed
| JOHN HANCOCK ESG LARGE CAP CORE FUND	24

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK ESG LARGE CAP CORE FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
27	JOHN HANCOCK ESG LARGE CAP CORE FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK ESG LARGE CAP CORE FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947144	467A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Environmental Opportunities Fund
International equity
October 31, 2025

John Hancock
Global Environmental Opportunities Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 97.4%		$106,141,084
(Cost $94,560,460)
Canada 6.7%		7,265,708
Stantec, Inc.	21,451	2,375,508
Waste Connections, Inc.	11,487	1,926,140
WSP Global, Inc.	15,504	2,964,060
Denmark 2.9%		3,092,263
Novonesis A/S, B Shares	51,745	3,092,263
France 9.4%		10,276,578
Dassault Systemes SE	41,035	1,167,758
Legrand SA	20,185	3,485,685
Schneider Electric SE	13,934	3,970,193
Veolia Environnement SA	50,018	1,652,942
Germany 5.5%		6,012,283
SAP SE	6,986	1,816,857
Siemens AG	11,996	3,399,617
Symrise AG	9,623	795,809
Ireland 6.9%		7,505,455
Eaton Corp. PLC	9,254	3,530,956
Smurfit WestRock PLC	994	36,698
Trane Technologies PLC	8,777	3,937,801
Italy 2.4%		2,606,215
Terna - Rete Elettrica Nazionale	254,165	2,606,215
Japan 4.6%		4,978,388
Hitachi, Ltd.	67,000	2,288,652
Tokyo Electron, Ltd.	12,200	2,689,736
Netherlands 4.6%		5,032,032
ASM International NV	3,108	2,016,600
ASML Holding NV	2,852	3,015,432
Switzerland 2.9%		3,157,378
DSM-Firmenich AG	13,104	1,068,088
Givaudan SA	510	2,089,290
Taiwan 4.7%		5,158,906
MediaTek, Inc.	27,000	1,145,054
Taiwan Semiconductor Manufacturing Company, Ltd.	83,000	4,013,852
United States 46.8%		51,055,878
AAON, Inc.	12,884	1,267,657
AECOM	19,198	2,579,251
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	2

	Shares	Value
United States (continued)
Agilent Technologies, Inc.	23,525	$3,443,119
American Water Works Company, Inc.	2,482	318,763
Analog Devices, Inc.	7,470	1,748,951
Applied Materials, Inc.	11,127	2,593,704
Autodesk, Inc. (A)	10,715	3,228,858
Bentley Systems, Inc., Class B	26,987	1,371,749
Cadence Design Systems, Inc. (A)	10,562	3,577,244
Carlisle Companies, Inc.	6,526	2,121,276
Carrier Global Corp.	50,401	2,998,355
Digital Realty Trust, Inc.	9,865	1,681,095
Equinix, Inc.	1,874	1,585,423
PTC, Inc. (A)	16,203	3,216,944
Quanta Services, Inc.	7,932	3,562,499
Republic Services, Inc.	9,300	1,936,632
Synopsys, Inc. (A)	6,886	3,125,005
Tetra Tech, Inc.	81,547	2,607,873
Thermo Fisher Scientific, Inc.	3,000	1,702,170
Veralto Corp.	14,404	1,421,387
Waste Management, Inc.	10,231	2,043,847
Xylem, Inc.	19,384	2,924,076

Total investments (Cost $94,560,460) 97.4%	$106,141,084
Other assets and liabilities, net 2.6%	2,871,500
Total net assets 100.0%	$109,012,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $95,031,590. Net unrealized appreciation aggregated to $11,109,494, of which $14,496,622 related to gross unrealized appreciation and $3,387,128 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-25:
Industrials	47.1%
Information technology	31.9%
Materials	6.5%
Health care	4.7%
Utilities	4.2%
Real estate	3.0%
Other assets and liabilities, net	2.6%
TOTAL	100.0%
3	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $94,560,460)	$106,141,084
Cash	4,101,615
Foreign currency, at value (Cost $17,091)	19,063
Dividends and interest receivable	302,011
Receivable for fund shares sold	18,931
Receivable for investments sold	77,987
Receivable from affiliates	651
Other assets	42,902
Total assets	110,704,244
Liabilities
Payable for investments purchased	1,533,418
Payable for fund shares repurchased	65,400
Payable to affiliates
Accounting and legal services fees	3,725
Transfer agent fees	3,237
Other liabilities and accrued expenses	85,880
Total liabilities	1,691,660
Net assets	$109,012,584
Net assets consist of
Paid-in capital	$91,774,386
Total distributable earnings (loss)	17,238,198
Net assets	$109,012,584

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,506,435 ÷ 1,066,376 shares)[1]	$10.79
Class C ($52,286 ÷ 5,011 shares)[1]	$10.43
Class I ($19,214,287 ÷ 1,764,003 shares)	$10.89
Class R6 ($78,239,576 ÷ 7,175,301 shares)	$10.90
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.36

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	4

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$979,995
Interest	43,751
Less foreign taxes withheld	(79,257)
Total investment income	944,489
Expenses
Investment management fees	719,037
Distribution and service fees	14,584
Accounting and legal services fees	17,285
Transfer agent fees	21,613
Trustees’ fees	2,177
Custodian fees	48,457
State registration fees	66,328
Printing and postage	55,187
Professional fees	129,197
Other	24,027
Total expenses	1,097,892
Less expense reductions	(333,955)
Net expenses	763,937
Net investment income	180,552
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,109,737
7,109,737
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(426,004)
(426,004)
Net realized and unrealized gain	6,683,733
Increase in net assets from operations	$6,864,285
5	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$180,552	$100,293
Net realized gain	7,109,737	4,690,813
Change in net unrealized appreciation (depreciation)	(426,004)	10,408,937
Increase in net assets resulting from operations	6,864,285	15,200,043
Distributions to shareholders
From earnings
Class A	(30,638)	—
Class C	(3,249)	—
Class I	(90,668)	(390)
Class R6	(3,699,312)	(146,253)
Total distributions	(3,823,867)	(146,643)
From fund share transactions
Fund share transactions	(21,506,283)	(8,640,709)
Issued in reorganization	64,460,297	—
From fund share transactions	42,954,014	(8,640,709)
Total increase	45,994,432	6,412,691
Net assets
Beginning of year	63,018,152	56,605,461
End of year	$109,012,584	$63,018,152
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	6

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.75	$8.51	$7.94	$10.67	$10.00
Net investment loss[2]	(0.02)	(0.02)	(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.71	2.26	0.58[3]	(2.69)	0.69
Total from investment operations	0.69	2.24	0.57	(2.73)	0.67
Less distributions
From net realized gain	(0.65)	—	—	—	—
Net asset value, end of period	$10.79	$10.75	$8.51	$7.94	$10.67
Total return (%)[4,5]	7.03	26.32	7.31	(25.68)	6.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.60	1.78	4.08	3.99[8]
Expenses including reductions	1.21	1.21	1.21	1.21	1.22[8]
Net investment loss	(0.18)	(0.18)	(0.08)	(0.43)	(0.73)[9]
Portfolio turnover (%)	56[10]	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
[10]	Excludes reorganization activity.
7	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.49	$8.37	$7.86	$10.65	$10.00
Net investment loss[2]	(0.08)	(0.10)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	0.67	2.22	0.58[3]	(2.71)	0.69
Total from investment operations	0.59	2.12	0.51	(2.79)	0.65
Less distributions
From net realized gain	(0.65)	—	—	—	—
Net asset value, end of period	$10.43	$10.49	$8.37	$7.86	$10.65
Total return (%)[4,5]	6.20	25.33	6.49	(26.20)	6.50[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35	2.35	2.53	4.83	4.74[8]
Expenses including reductions	1.96	1.96	1.96	1.96	1.97[8]
Net investment loss	(0.82)	(0.95)	(0.81)	(0.90)	(1.52)[9]
Portfolio turnover (%)	56[10]	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
[10]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	8

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.82	$8.55	$7.95	$10.68	$10.00
Net investment income (loss)[2]	0.01	0.01	—[3]	—[3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.71	2.27	0.60[4]	(2.73)	0.69
Total from investment operations	0.72	2.28	0.60	(2.73)	0.68
Less distributions
From net investment income	—	(0.01)	—[3]	—	—
From net realized gain	(0.65)	—	—	—	—
Total distributions	(0.65)	(0.01)	—[3]	—	—
Net asset value, end of period	$10.89	$10.82	$8.55	$7.95	$10.68
Total return (%)[5]	7.27	26.71	7.55	(25.56)	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$2	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.35	1.53	3.83	3.74[8]
Expenses including reductions	0.96	0.96	0.96	0.96	0.97[8]
Net investment income (loss)	0.11	0.09	0.04	0.04	(0.48)[9]
Portfolio turnover (%)	56[10]	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
[10]	Excludes reorganization activity.
9	JOHN HANCOCK Global Environmental Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21[1]
Per share operating performance
Net asset value, beginning of period	$10.84	$8.56	$7.96	$10.68	$10.00
Net investment income (loss)[2]	0.03	0.02	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.69	2.28	0.59[3]	(2.73)	0.69
Total from investment operations	0.72	2.30	0.61	(2.72)	0.68
Less distributions
From net investment income	(0.01)	(0.02)	(0.01)	—	—
From net realized gain	(0.65)	—	—	—	—
Total distributions	(0.66)	(0.02)	(0.01)	—	—
Net asset value, end of period	$10.90	$10.84	$8.56	$7.96	$10.68
Total return (%)[4]	7.28	26.92	7.64	(25.47)	6.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$78	$61	$56	$25	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	1.24	1.42	3.72	3.64[6]
Expenses including reductions	0.85	0.85	0.85	0.85	0.86[6]
Net investment income (loss)	0.27	0.16	0.25	0.09	(0.37)[7]
Portfolio turnover (%)	56[8]	43	40	38	7

[1]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
[8]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Environmental Opportunities Fund	10

Notes to financial statements
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies. The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
11	JOHN HANCOCK Global Environmental Opportunities Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$7,265,708	$7,265,708	—	—
Denmark	3,092,263	—	$3,092,263	—
France	10,276,578	—	10,276,578	—
Germany	6,012,283	—	6,012,283	—
Ireland	7,505,455	7,505,455	—	—
Italy	2,606,215	—	2,606,215	—
Japan	4,978,388	—	4,978,388	—
Netherlands	5,032,032	—	5,032,032	—
Switzerland	3,157,378	—	3,157,378	—
Taiwan	5,158,906	—	5,158,906	—
United States	51,055,878	51,055,878	—	—
Total investments in securities	$106,141,084	$65,827,041	$40,314,043	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on
| JOHN HANCOCK Global Environmental Opportunities Fund	12

ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $523.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Global Environmental Opportunities Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $287,702 and a long-term capital loss carryforward of $221,869 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$64,140	$146,643
Long-term capital gains	3,759,727	—
Total	$3,823,867	$146,643
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $175,344 of undistributed ordinary income and $6,442,241 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Global Environmental Opportunities Fund	14

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Effective May 27, 2025, the fund no longer aggregates net assets for management fee. Prior to May 27, 2025, aggregate net assets included the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.) (Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. Prior to March 28, 2025, aggregate net assets also included the net assets of John Hancock Global Thematic Opportunities Fund (a series of John Hancock Investment Trust). The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,548
Class C	190
Class I	42,135
Class	Expense reduction
Class R6	$269,082
Total	$333,955

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
15	JOHN HANCOCK Global Environmental Opportunities Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $459 for the year ended October 31, 2025. Of this amount, $89 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $370 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$14,087	$6,193
Class C	497	56
Class I	—	11,697
Class R6	—	3,667
Total	$14,584	$21,613
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Global Environmental Opportunities Fund	16

Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	121,221	$1,253,639	14,714	$154,686
Issued in reorganization (Note 8)	1,083,297	11,135,643	—	—
Distributions reinvested	3,141	30,721	—	—
Repurchased	(182,775)	(1,899,761)	(18,073)	(194,840)
Net increase (decrease)	1,024,884	$10,520,242	(3,359)	$(40,154)
Class C shares
Sold	1	$5	—	—
Distributions reinvested	1	7	—	—
Repurchased	(1)	(5)	—	—
Net increase	1	$7	—	—
Class I shares
Sold	76,696	$800,857	155,933	$1,602,145
Issued in reorganization (Note 8)	2,409,497	24,961,908	—	—
Distributions reinvested	8,876	87,426	33	328
Repurchased	(894,745)	(9,354,412)	(23,770)	(258,380)
Net increase	1,600,324	$16,495,779	132,196	$1,344,093
Class R6 shares
Sold	278,622	$2,801,129	—	—
Issued in reorganization (Note 8)	2,735,236	28,362,746	—	—
Repurchased	(1,445,190)	(15,225,889)	(922,508)	$(9,944,648)
Net increase (decrease)	1,568,668	$15,937,986	(922,508)	$(9,944,648)
Total net increase (decrease)	4,193,877	$42,954,014	(793,671)	$(8,640,709)
Affiliates of the fund owned 100% and 65% of shares of Class C and Class R6, respectively, on October 31, 2025. As of October 31, 2025, one shareholder held approximately 12% of the fund. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $46,053,952 and $69,435,163, respectively, for the year ended October 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly
17	JOHN HANCOCK Global Environmental Opportunities Fund |

susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. The industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, and technological developments, among other factors.
Note 8—Reorganization
On May 6, 2025, the shareholders of John Hancock ESG International Equity Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring Fund) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to consolidate the Acquired Fund with funds with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on May 16, 2025. The following outlines the reorganization:
Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
John Hancock Global Environmental Opportunities Fund	John Hancock ESG International Equity Fund	$64,460,297	$3,895,596	4,324,793	6,228,030	$62,404,021	$126,864,318
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at October 31, 2025. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on November 1, 2024, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2025 are as follows:
Net Investment Income	$913,402
Net realized and unrealized gain	$12,195,089
Increase (decrease) in net assets from operations	$13,108,491
Note 9—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest
| JOHN HANCOCK Global Environmental Opportunities Fund	18

in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Global Environmental Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Environmental Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Environmental Opportunities Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period July 21, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period July 21, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $4,430,434 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Pictet Asset Management SA (the Subadvisor), for John Hancock Global Environmental Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	22

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
23	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and the peer group median for the one- and three-year periods ended December 31, 2024 and for the period from July 21, 2021 through December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and the peer group median for the one- and three-year periods and for the period since inception including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	24

by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
25	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	26

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
27	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947130	482A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
International Dynamic Growth Fund
International equity
October 31, 2025

John Hancock
International Dynamic Growth Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
13	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 96.0%		$2,786,409,679
(Cost $2,194,963,033)
Belgium 2.1%		60,439,654
UCB SA	235,045	60,439,654
Brazil 1.5%		42,674,262
NU Holdings, Ltd., Class A (A)	2,648,930	42,674,262
Canada 4.3%		125,037,826
Cameco Corp.	167,100	17,077,547
Shopify, Inc., Class A (A)	620,961	107,960,279
China 5.8%		168,472,867
Alibaba Group Holding, Ltd.	2,700,300	57,458,972
Tencent Holdings, Ltd.	1,366,700	111,013,895
France 8.3%		240,159,237
EssilorLuxottica SA	90,041	32,974,540
Safran SA	195,534	69,476,491
Sartorius Stedim Biotech	74,050	17,710,414
Schneider Electric SE	57,758	16,456,898
Societe Generale SA	1,632,614	103,540,894
Germany 11.7%		338,396,263
Deutsche Boerse AG	27,160	6,877,966
Heidelberg Materials AG	353,080	82,833,424
MTU Aero Engines AG	134,917	58,961,840
SAP SE	135,318	35,192,309
Scout24 SE (B)	122,487	14,165,098
Siemens Energy AG (A)	1,126,668	140,365,626
India 1.0%		28,836,510
ICICI Bank, Ltd., ADR	951,700	28,836,510
Ireland 1.4%		42,237,365
Experian PLC	905,505	42,237,365
Japan 19.9%		578,933,019
Advantest Corp.	527,500	78,990,907
Fujikura, Ltd.	1,173,000	159,732,129
Hitachi, Ltd.	1,267,200	43,286,259
IHI Corp.	2,114,300	43,774,660
Mitsubishi Heavy Industries, Ltd.	4,991,700	150,697,776
Mitsubishi UFJ Financial Group, Inc.	1,808,500	27,317,876
Sanrio Company, Ltd.	715,900	33,130,676
Sony Group Corp.	1,508,200	42,002,736
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	2

	Shares	Value
Netherlands 7.5%		$217,365,347
ABN AMRO Bank NV (B)	1,279,331	38,224,522
ASM International NV	74,746	48,498,313
ASML Holding NV	64,856	68,572,539
Euronext NV (B)	93,477	13,358,899
Prosus NV (A)	704,751	48,711,074
Singapore 1.0%		28,781,250
Sea, Ltd., ADR (A)	184,200	28,781,250
South Korea 3.4%		100,004,014
SK Hynix, Inc.	257,018	100,004,014
Sweden 1.0%		29,255,451
Spotify Technology SA (A)	44,643	29,255,451
Switzerland 1.8%		51,212,105
Accelleron Industries AG	286,988	23,524,664
UBS Group AG	723,565	27,687,441
Taiwan 8.8%		254,672,212
Delta Electronics, Inc.	1,734,200	55,778,577
Taiwan Semiconductor Manufacturing Company, Ltd.	4,112,800	198,893,635
United Kingdom 12.2%		355,443,529
Admiral Group PLC	792,916	34,140,698
BAE Systems PLC	3,055,919	75,277,786
Barclays PLC	16,696,260	89,552,298
Halma PLC	771,219	35,937,537
Rolls-Royce Holdings PLC	7,832,671	120,535,210
United States 3.8%		109,100,925
Meta Platforms, Inc., Class A	101,792	65,996,843
Netflix, Inc. (A)	38,525	43,104,082
Uruguay 0.5%		15,387,843

MercadoLibre, Inc. (A)	6,612	15,387,843
Exchange-traded funds 2.8%		$81,007,564
(Cost $71,544,769)
iShares Core MSCI EAFE ETF	919,600	81,007,564

Total investments (Cost $2,266,507,802) 98.8%	$2,867,417,243
Other assets and liabilities, net 1.2%	34,339,419
Total net assets 100.0%	$2,901,756,662

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
3	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $2,294,180,884. Net unrealized appreciation aggregated to $573,236,359, of which $590,293,199 related to gross unrealized appreciation and $17,056,840 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 10-31-25:
Industrials	32.5%
Information technology	25.1%
Financials	17.0%
Communication services	9.1%
Consumer discretionary	7.8%
Health care	3.8%
Materials	2.9%
Energy	0.6%
Other assets and liabilities, net	1.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $2,266,507,802)	$2,867,417,243
Cash	19,280,462
Foreign currency, at value (Cost $6)	6
Dividends and interest receivable	4,644,472
Receivable for fund shares sold	23,723,164
Receivable for investments sold	25,476,108
Receivable for securities lending income	527
Other assets	108,981
Total assets	2,940,650,963
Liabilities
Payable for investments purchased	28,557,879
Payable for fund shares repurchased	9,877,056
Payable to affiliates
Accounting and legal services fees	96,879
Transfer agent fees	98,032
Trustees’ fees	1,168
Other liabilities and accrued expenses	263,287
Total liabilities	38,894,301
Net assets	$2,901,756,662
Net assets consist of
Paid-in capital	$2,244,565,348
Total distributable earnings (loss)	657,191,314
Net assets	$2,901,756,662

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($33,311,385 ÷ 2,048,404 shares)[1]	$16.26
Class C ($1,002,588 ÷ 64,780 shares)[1]	$15.48
Class I ($1,065,252,489 ÷ 64,772,128 shares)	$16.45
Class R6 ($376,362,850 ÷ 22,820,180 shares)	$16.49
Class NAV ($1,425,827,350 ÷ 86,388,785 shares)	$16.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.12

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$35,674,722
Interest	761,277
Securities lending	33,313
Less foreign taxes withheld	(3,194,244)
Total investment income	33,275,068
Expenses
Investment management fees	14,482,911
Distribution and service fees	66,409
Accounting and legal services fees	381,625
Transfer agent fees	778,220
Trustees’ fees	38,875
Custodian fees	565,985
State registration fees	165,631
Printing and postage	35,786
Professional fees	125,207
Other	70,481
Total expenses	16,711,130
Less expense reductions	(166,520)
Net expenses	16,544,610
Net investment income	16,730,458
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	51,295,564
Affiliated investments	(1,613)
51,293,951
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	407,945,937
407,945,937
Net realized and unrealized gain	459,239,888
Increase in net assets from operations	$475,970,346
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$16,730,458	$2,092,356
Net realized gain	51,293,951	56,366,531
Change in net unrealized appreciation (depreciation)	407,945,937	172,945,379
Increase in net assets resulting from operations	475,970,346	231,404,266
Distributions to shareholders
From earnings
Class I	(543,804)	(283,980)
Class R6	(376,231)	(124,400)
Class NAV	(863,922)	(1,255,474)
Total distributions	(1,783,957)	(1,663,854)
From fund share transactions	1,488,063,083	226,272,738
Total increase	1,962,249,472	456,013,150
Net assets
Beginning of year	939,507,190	483,494,040
End of year	$2,901,756,662	$939,507,190
7	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$13.08	$9.15	$8.42	$17.37	$13.24
Net investment income (loss)[1]	0.06	(0.01)	0.03	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	3.12	3.94	0.75	(5.03)	5.01
Total from investment operations	3.18	3.93	0.78	(5.00)	4.95
Less distributions
From net investment income	—	—	(0.05)	—	—
From net realized gain	—	—	—	(3.95)	(0.82)
Total distributions	—	—	(0.05)	(3.95)	(0.82)
Net asset value, end of period	$16.26	$13.08	$9.15	$8.42	$17.37
Total return (%)[2,3]	24.31	42.95	9.24	(36.14)	38.72
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$19	$12	$12	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18	1.25	1.29	1.29	1.29
Expenses including reductions	1.18	1.20	1.20	1.20	1.20
Net investment income (loss)	0.44	(0.07)	0.28	0.31	(0.35)
Portfolio turnover (%)	135	83	85	94	133

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	8

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$12.54	$8.84	$8.15	$17.05	$13.10
Net investment loss[1]	(0.05)	(0.10)	(0.04)	(0.06)	(0.19)
Net realized and unrealized gain (loss) on investments	2.99	3.80	0.73	(4.89)	4.96
Total from investment operations	2.94	3.70	0.69	(4.95)	4.77
Less distributions
From net realized gain	—	—	—	(3.95)	(0.82)
Net asset value, end of period	$15.48	$12.54	$8.84	$8.15	$17.05
Total return (%)[2,3]	23.44	41.86	8.47	(36.64)	37.71
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[4]	$—[4]	$—[4]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93	2.00	2.04	2.03	2.04
Expenses including reductions	1.93	1.95	1.95	1.94	1.95
Net investment loss	(0.35)	(0.83)	(0.46)	(0.52)	(1.18)
Portfolio turnover (%)	135	83	85	94	133

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
9	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$13.21	$9.24	$8.50	$17.46	$13.27
Net investment income (loss)[1]	0.10	0.03	0.05	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	3.16	3.96	0.76	(5.08)	5.03
Total from investment operations	3.26	3.99	0.81	(5.01)	5.01
Less distributions
From net investment income	(0.02)	(0.02)	(0.07)	—	—
From net realized gain	—	—	—	(3.95)	(0.82)
Total distributions	(0.02)	(0.02)	(0.07)	(3.95)	(0.82)
Net asset value, end of period	$16.45	$13.21	$9.24	$8.50	$17.46
Total return (%)[2]	24.69	43.28	9.57	(35.99)	39.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1,065	$400	$98	$54	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	1.00	1.04	1.04	1.04
Expenses including reductions	0.93	0.95	0.95	0.95	0.95
Net investment income (loss)	0.70	0.24	0.48	0.74	(0.12)
Portfolio turnover (%)	135	83	85	94	133

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	10

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$13.25	$9.27	$8.52	$17.49	$13.28
Net investment income[1]	0.12	0.04	0.05	0.10	—[2]
Net realized and unrealized gain (loss) on investments	3.15	3.97	0.78	(5.12)	5.03
Total from investment operations	3.27	4.01	0.83	(5.02)	5.03
Less distributions
From net investment income	(0.03)	(0.03)	(0.08)	—	—
From net realized gain	—	—	—	(3.95)	(0.82)
Total distributions	(0.03)	(0.03)	(0.08)	(3.95)	(0.82)
Net asset value, end of period	$16.49	$13.25	$9.27	$8.52	$17.49
Total return (%)[3]	24.82	43.40	9.79	(35.98)	39.23
Ratios and supplemental data
Net assets, end of period (in millions)	$376	$161	$32	$16	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.89	0.93	0.93	0.93
Expenses including reductions	0.82	0.84	0.84	0.84	0.84
Net investment income	0.83	0.33	0.56	1.11	—[5]
Portfolio turnover (%)	135	83	85	94	133

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Less than 0.005%.
11	JOHN HANCOCK International Dynamic Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$13.26	$9.28	$8.53	$17.50	$13.28
Net investment income[1]	0.15	0.04	0.06	0.07	—[2]
Net realized and unrealized gain (loss) on investments	3.12	3.97	0.77	(5.09)	5.04
Total from investment operations	3.27	4.01	0.83	(5.02)	5.04
Less distributions
From net investment income	(0.03)	(0.03)	(0.08)	—	—
From net realized gain	—	—	—	(3.95)	(0.82)
Total distributions	(0.03)	(0.03)	(0.08)	(3.95)	(0.82)
Net asset value, end of period	$16.50	$13.26	$9.28	$8.53	$17.50
Total return (%)[3]	24.81	43.36	9.79	(35.91)	39.13
Ratios and supplemental data
Net assets, end of period (in millions)	$1,426	$359	$341	$237	$288
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.89	0.92	0.92	0.92
Expenses including reductions	0.81	0.83	0.83	0.83	0.83
Net investment income	1.00	0.31	0.59	0.67	0.01
Portfolio turnover (%)	135	83	85	94	133

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Dynamic Growth Fund	12

Notes to financial statements
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
13	JOHN HANCOCK International Dynamic Growth Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$60,439,654	—	$60,439,654	—
Brazil	42,674,262	$42,674,262	—	—
Canada	125,037,826	125,037,826	—	—
China	168,472,867	—	168,472,867	—
France	240,159,237	—	240,159,237	—
Germany	338,396,263	—	338,396,263	—
India	28,836,510	28,836,510	—	—
Ireland	42,237,365	—	42,237,365	—
Japan	578,933,019	—	578,933,019	—
Netherlands	217,365,347	—	217,365,347	—
Singapore	28,781,250	28,781,250	—	—
South Korea	100,004,014	—	100,004,014	—
Sweden	29,255,451	29,255,451	—	—
Switzerland	51,212,105	—	51,212,105	—
Taiwan	254,672,212	—	254,672,212	—
United Kingdom	355,443,529	—	355,443,529	—
United States	109,100,925	109,100,925	—	—
Uruguay	15,387,843	15,387,843	—	—
Exchange-traded funds	81,007,564	81,007,564	—	—
Total investments in securities	$2,867,417,243	$460,081,631	$2,407,335,612	—
| JOHN HANCOCK International Dynamic Growth Fund	14

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of October 31, 2025, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access
15	JOHN HANCOCK International Dynamic Growth Fund |

programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $10,750.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK International Dynamic Growth Fund	16

The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$1,783,957	$1,663,854
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $21,595,089 of undistributed ordinary income and $62,354,645 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.790% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $1 billion of the fund’s average daily net assets; (d) 0.730% of the next $1 billion of the fund’s average daily net assets; and (e) 0.710% of the fund’s average daily net assets in excess of $3 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee is 0.750% on the first $1 billion of net assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of
17	JOHN HANCOCK International Dynamic Growth Fund |

the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,544
Class C	51
Class I	62,913
Class	Expense reduction
Class R6	$25,437
Class NAV	75,575
Total	$166,520

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.74% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $64,864 for the year ended October 31, 2025. Of this amount, $11,475 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $53,389 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $57 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition,
| JOHN HANCOCK International Dynamic Growth Fund	18

Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$61,232	$27,373
Class C	5,177	577
Class I	—	736,291
Class R6	—	13,979
Total	$66,409	$778,220
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$22,720,000	5	4.830%	$15,242
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,174,400	$16,724,468	483,150	$5,964,378
Repurchased	(566,263)	(7,957,995)	(386,105)	(4,669,301)
Net increase	608,137	$8,766,473	97,045	$1,295,077
Class C shares
Sold	50,874	$700,900	10,400	$128,612
Repurchased	(7,952)	(106,171)	(4,685)	(51,663)
Net increase	42,922	$594,729	5,715	$76,949
19	JOHN HANCOCK International Dynamic Growth Fund |

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	42,357,202	$615,299,544	25,818,724	$307,683,661
Distributions reinvested	40,939	543,261	27,188	283,569
Repurchased	(7,924,297)	(113,523,313)	(6,151,591)	(73,694,062)
Net increase	34,473,844	$502,319,492	19,694,321	$234,273,168
Class R6 shares
Sold	13,411,195	$188,657,358	9,413,096	$117,566,419
Distributions reinvested	26,132	347,297	11,613	121,352
Repurchased	(2,776,904)	(40,321,704)	(708,999)	(9,009,785)
Net increase	10,660,423	$148,682,951	8,715,710	$108,677,986
Class NAV shares
Sold	63,743,708	$898,135,164	1,168,931	$13,957,001
Distributions reinvested	64,957	863,922	120,026	1,255,474
Repurchased	(4,488,442)	(71,299,648)	(10,989,821)	(133,262,917)
Net increase (decrease)	59,320,223	$827,699,438	(9,700,864)	$(118,050,442)
Total net increase	105,105,549	$1,488,063,083	18,811,927	$226,272,738
Affiliates of the fund owned 100% of shares of Class NAV on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,050,572,254 and $2,564,301,768, respectively, for the year ended October 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.The industrials sector may be affected by general economic conditions, commodity production and pricing, supply and demand fluctuations, environmental and other government regulations, and technological developments, among other factors.
| JOHN HANCOCK International Dynamic Growth Fund	20

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 49.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.1%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$167,184,793	$(167,183,180)	$(1,613)	—	$33,313	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK International Dynamic Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock International Dynamic Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Dynamic Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	22

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $33,221,703. The fund intends to pass through foreign tax credits of $3,114,390.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
23	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Axiom Investors LLC (the Subadvisor), for John Hancock International Dynamic Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of  fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	24

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
25	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the one-, three- and five-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index and the peer group for the one-, three- and five-year periods ended December 31, 2024. The Board also noted that the fund outperformed its benchmark index and the peer group median since the fund’s inception on April 30, 2019, through December 31, 2024. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	26

information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
27	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	28

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
29	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947120	474A 10/25
12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 11, 2025